KinerjaPay Corp. - Balance Sheets - USD ($)		Sep. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 0	$ 81
Restricted cash		150,000	250,113
Prepaid expenses		4,616	0
Total current assets		154,616	250,194
Equipment, net		2,617	0
Total Assets		157,233	250,194
Current liabilities:
Accrued payable - trade		31,230	0
Accrued expenses		7,109	0
Acccrued interest		0	15
Unissued stock subscriptions		150,000	250,013
Notes payable		0	24,439
Total current liabilities		188,339	274,467
Total liabilities		188,339	274,467
Stockholders' deficiency:
Common stock	[1]	822	13,961
Additional paid in capital		3,300,622	849,597
Accumulated deficit		(3,341,206)	(887,831)
Accumulated other comprehesive loss		8,656	0
Total stockholders' (deficit)		(31,106)	(24,273)
Total Liabilities and Stockholders' (Deficit)		$ 157,233	$ 250,194

[1]	$0.0001 par value; 500,000,000 shares authorized; 8,227,036 and 4,653,680 issued and outstanding at September 30, 2016 and December 31, 2015, respectively.